Summary of Significant Accounting Policies	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

Note 3—Summary of Significant Accounting Policies

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents at December 31, 2020.

Investment Held in Trust Account

The Company’s portfolio of investments is comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities, or a combination thereof. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in gain on investments held in Trust Account in the accompanying statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage limit of $250,000, and any cash held in Trust Account. As of December 31, 2020, the Company had not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts. The Company’s investments held in the Trust Account as of December 31, 2020 are comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less or investments in money market funds that comprise only U.S. treasury securities money market funds.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•

Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

As of December 31, 2020, the carrying values of cash, prepaid expenses, accounts payable, accrued expenses, franchise tax payable and due to related party approximate their fair values due to the short-term nature of the instruments. The Company’s portfolio of investments held in the Trust Account is comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less or investments in money market funds that invest in U.S. government securities, or a combination thereof. The fair value for trading securities is determined using quoted market prices in active markets. The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date.

Derivative warrant liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. In accordance with ASC 825-10 “Financial Instruments”, offering costs attributable to the issuance of the derivative warrant liabilities have been allocated based on their relative fair value of total proceeds and are recognized in the statement of operations as incurred.

The 5,500,000 issued in connection with the Initial Public Offering (the “Public Warrants”) and the 5,166,667 Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815-40. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjust the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of the Public Warrants issued in connection with the Public Offering have been measured at fair value using a Monte Carlo simulation model. The fair value of the warrants issued in the Private Placement were estimated using Black-Scholes.

Offering Costs Associated with the Initial Public Offering

Offering costs consisted of legal, accounting, and underwriting fees and other costs incurred that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities are expensed as incurred, presented as non-operating expenses in the statement of operations. Offering costs associated with the Public Shares were charged to stockholders’ equity upon the completion of the Initial Public Offering. Of the total offering costs of the Initial Public Offering, approximately $0.5 million is included in financing cost -derivative warrant liabilities in the statement of operations and $15.2 million is included in stockholders’ equity.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A Common Stock subject to possible redemption in accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity.” Shares of Class A Common Stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable shares of Class A Common Stock (including shares of Class A Common Stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, shares of Class A Common Stock are classified as stockholders’ equity. Shares of Class A Common Stock of the Company feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2020, 24,507,159 shares of Class A Common Stock subject to possible redemption were presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

Income Taxes

The Company complies with the accounting and reporting requirements of FASB ASC 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.

Net Income Per Share of Common Stock

Net income per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding during the periods. The Company has not considered the effect of the warrants sold in the Initial Public Offering and the Private Placement to purchase an aggregate of 10,666,667 shares of the Company’s Class A Common Stock in the calculation of diluted income per share, since their inclusion would be anti-dilutive under the treasury stock method.

The Company’s statement of operations includes a presentation of income per share for common stock subject to redemption in a manner similar to the two-class method of income per share. Net income per share of common stock, basic and diluted for shares of Class A Common Stock are calculated by dividing the income (loss) earned on investments held in the

Trust Account, net of applicable taxes and working capital amounts available to be withdrawn from the Trust Account, which was $0 for the period from September 18, 2020 (inception) through December 31, 2020, by the weighted average number of shares of Class A Common Stock outstanding for the period. Net loss per share of common stock, basic and diluted for shares of Class B common stock is calculated by dividing the net loss of approximately $1.7 million, less income attributable to Class A Common Stock by the weighted average number of shares of Class B common stock outstanding for the period.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncement if currently adopted would have a material effect on the Company’s financial statements.

Note 2—Summary of Significant Accounting Policies

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, one of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liability. Such estimates may be subject to change as more current information becomes available and, accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. As of June 30, 2021 and December 31, 2020, there were no cash equivalents held outside of the Trust Account.

Investment Held in Trust Account

The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the condensed consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income from investments held in Trust Account in the accompanying unaudited condensed consolidated statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. As of June 30, 2021 and December 31, 2020, the Company had not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
•

Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

As of June 30, 2021 and December 31, 2020, the carrying values of cash, prepaid expenses, accounts payable, accrued expenses, franchise tax payable and due to related party approximated their fair values due to the short-term nature of the instruments. The Company’s portfolio of investments held in the Trust Account is comprised of investments in U.S. treasury securities with an original maturity of 185 days or less or investments in money market funds that invest in U.S. government securities, or a combination thereof. The fair value for trading securities is determined using quoted market prices in active markets.

The fair value of the Public Warrants (as defined in Note 3 below) issued in connection with the Initial Public Offering was initially measured at fair value using a Monte Carlo simulation model and subsequently has been measured based on the listed market price of such warrants. The fair value of the Private Placement Warrants has been estimated using Black-Scholes-Merton model (“Black-Scholes”).

Offering Costs Associated with the Initial Public Offering

Offering costs consisted of legal, accounting, underwriting fees and other costs incurred that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with derivative warrant liabilities are expensed as incurred, presented as non-operating expenses in the unaudited condensed consolidated statement of operations. Offering costs associated with the Public Shares were charged to stockholders’ equity upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Derivative Warrant liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. Management evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and FASB ASC

Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Offering costs attributable to the issuance of the derivative warrant liabilities are recognized in the unaudited condensed consolidated statement of operations as incurred.

The Public Warrants and the Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815. All of the Company’s outstanding warrants are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s unaudited condensed consolidated statements of operations. The fair value of warrants issued in connection with the Initial Public Offering were initially measured at fair value using a Monte Carlo simulation model. The fair value of the Private Placement Warrants were estimated using Black-Scholes. The determination of the fair value of the warrant liability may be subject to change as more current information becomes available and accordingly the actual results could differ significantly. Derivative warrant liabilities are classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A Common Stock subject to possible redemption in accordance with the guidance in ASC 480. Shares of Class A Common Stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable shares of Class A Common Stock (including shares of Class A Common Stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, shares of Class A Common Stock are classified as stockholders’ equity. Shares of Class A Common Stock of the Company feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of June 30, 2021 and December 31, 2020, 22,646,668 and 24,507,159 shares of Class A Common Stock subject to possible redemption were presented as temporary equity, outside of the stockholders’ equity section of the Company’s condensed consolidated balance sheets, respectively.

Net Income (Loss) Per Share of Common Stock

The Company’s condensed consolidated statements of operations include a presentation of net income (loss) per share for Class A Common Stock subject to possible redemption in a manner similar to the two-class method of net income (loss) per common stock. Net income (loss) per common stock, basic and diluted, for Class A Common Stock is calculated by dividing the interest income earned on the Trust Account, less interest available to be withdrawn for the payment of taxes, by the weighted average number of Class A Common Stock outstanding for the periods. Net income (loss) per common stock, basic and diluted, for Class B common stock is calculated by dividing the net income (loss), adjusted for income attributable to Class A Common Stock, by the weighted average number of Class B Common Stock outstanding for the periods. Class B common stock include the Founder Shares as these shares of common stock do not have any redemption features and do not participate in the income earned on the Trust Account.

The calculation of diluted net income (loss) per common stock does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, (ii) exercise of over-allotment and (iii) Private Placement since the exercise price of the warrants is in excess of the average common stock price for the period and therefore the inclusion of such warrants would be anti-dilutive.

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock:

	For the Three	For the Six
	Months Ended	Months Ended
	June 30, 2021	June 30, 2021
Class A Common Stock
Numerator: Income allocable to Class A Common Stock
Income from investments held in Trust Account	$21,803	$33,543
Less: Company's portion available to be withdrawn to pay taxes	(21,803)	(33,543)
Net income attributable	$—	$—
Denominator: Weighted average Class A Common Stock
Basic and diluted weighted average shares outstanding, Class A Common Stock	27,500,000	27,500,000
Basic and diluted net income per share, Class A Common Stock	$0.00	$0.00
Class B common stock
Numerator: Net income (loss) minus net income allocable to Class A common stock
Net income (loss)	$(15,464,432)	$(18,604,910)
Net income allocable to Class A Common Stock	—	—
Net income (loss) attributable	$(15,464,432)	$(18,604,910)
Denominator: weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock	6,875,000	6,875,000
Basic and diluted net loss per share, Class B common stock	$(2.25)	$(2.71)

Recently adopted accounting standards

In August 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. The ASU 2020-06 also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Company adopted ASU 2020-06 on January 1, 2021. Adoption of the ASU 2020-06 did not impact the Company’s financial position and results of operations or cash flows.

The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards updates, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated financial statements.

A Place For Rover INC
Summary Of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Principles of Consolidation and Basis of Presentation

The condensed consolidated financial statements and accompanying notes include the accounts of the Company and its wholly owned subsidiaries, after elimination of all intercompany balances and transactions. The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information. Certain information and disclosures normally included in consolidated financial statements prepared in accordance with GAAP have been condensed or omitted. Accordingly, these condensed consolidated financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2020 and the related notes which provide a more complete discussion of the Company’s accounting policies and certain other information. The December 31, 2020 condensed consolidated balance sheet was derived from the Company’s audited financial statements. These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of the Company’s financial information. The condensed consolidated results of operations for the three and six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any other future annual or interim period. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and related notes for the fiscal year ended December 31, 2020.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated balance sheet and the reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions, include, but are not limited to, the capitalization and estimated useful life of the Company’s internal-use software development costs and the assumptions used in the valuation of common and preferred stock. These estimates and assumptions are based on information available as of the date of the condensed consolidated financial statements; therefore, actual results could differ from management’s estimates. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods. As future events and their effects cannot be determined with precision, actual results could materially differ from those estimates and assumptions.

Segment Information

The Company has one operating segment and one reportable segment. As the Company’s chief operating decision maker, the Chief Executive Officer reviews financial information on a consolidated basis for purposes of allocating resources and evaluating financial performance. Substantially all long-lived assets are located in the United States and substantially all revenue is attributed to fees from pet parents and pet service providers based in the United States.

Foreign Currencies

Foreign currency transaction gains and losses are a result of the effect of exchange rate changes on transactions denominated in currencies other than the functional currency, including U.S. dollars. Gains and losses on those foreign currency transactions are included in determining net loss for the period of exchange and are recorded in other expense, net in the condensed consolidated statements of operations. The net effect of foreign currency gains and losses was not material during the three and six months ended June 30, 2020 and 2021.

Certain Significant Risks and Uncertainties

The Company is subject to certain risks and challenges associated with other companies at a similar stage of development, including risks associated with: dependence on key personnel; marketing; adaptation to changing market dynamics and customer preferences; and competition including from larger companies that may have greater name recognition, longer operating histories, more and better established customer relationships and greater resources than the Company.

The Company’s ability to provide a reliable platform largely depends on the efficient and consistent operation of its computer information systems and those of its third-party service providers. Any significant interruptions could harm the Company’s business and reputation and result in a loss of business. Further, there has been evidence that the Company has been the subject of cyber-attacks, and it is possible that it will be subject to similar attacks in the future. These attacks may be primarily aimed at interrupting the Company’s business, exposing it to financial losses, or exploiting information security vulnerabilities. To management’s knowledge, no prior attacks or breaches have, individually, or in the aggregate, resulted in any material liability to the Company, any material damage to its reputation, or any material disruption to the Company’s business.

Other than policies noted below, there have been no significant changes to the significant accounting policies disclosed in Note 2 – Summary of Significant Accounting Policies of the audited consolidated financial statements as of and for the year ended December 31, 2020.

Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist of cash, investments and accounts receivable. The Company maintains cash balances that may exceed the insured limits set by the Federal Deposit Insurance Corporation. The Company reduces credit risk by placing cash balances with major United States financial institutions that management assesses to be of high-credit quality.

For the three and six months ended June 30, 2020 and 2021, no individual pet service provider, pet parent, or affiliate represented 10% or more of the Company’s revenue. As of December 31, 2020 and June 30, 2021, accounts receivable was $3.0 million and $12.2 million, respectively, and was comprised primarily of amounts due from payment processors who collected payment from pet parents on behalf of the Company.

Internal-Use Software

The Company capitalized software development costs of $4.0 million and $3.0 million during the six months ended June 30, 2020 and 2021, respectively. Stock-based compensation costs included in capitalized internal-use software development costs were not material for three and six months ended June 30, 2020 and 2021. The Company recorded amortization expense for capitalized internal use software of $1.9 million and $3.8 million for the three and six months ended June 30, 2020, respectively, and $1.8 million and $3.5 million for the three and six months ended June 30, 2021, respectively, which is included in cost of revenue (exclusive of depreciation and amortization shown separately) in the condensed consolidated statements of operations.

Capitalized website development and internal-use software costs are included in property and equipment, net in the condensed consolidated balance sheets.

Leases (since January 1, 2021)

The Company determines if an arrangement is or contains a lease at contract inception by assessing whether the arrangement contains an identified asset and whether the lessee has the right to control such asset. Lessees are required to classify leases as either finance or operating leases and to record a right-of-use (“ROU”) asset and a lease liability for all leases with a term greater than 12 months regardless of the lease classification. The lease classification will determine whether the lease expense is recognized based on an effective interest rate method or on a straight-line basis over the term of the lease. The Company determines the initial classification and measurement of its ROU assets and lease liabilities at the lease commencement date and thereafter if modified. The Company does not have material finance leases.

For leases with a term greater than 12 months, the Company records the related ROU asset and lease liability at the present value of lease payments over the term. The term of the Company’s leases equals the non-cancellable period of the lease, including any rent-free periods provided by the lessor, and also includes options to extend or terminate the lease that the Company is reasonably certain to exercise. The ROU asset equals the carrying amount of the related lease liability, adjusted for any lease payments made prior to lease commencement and lease incentives provided by the lessor. Variable lease payments are expensed as incurred and do not factor into the measurement of the applicable ROU asset or lease liability.

The Company has elected, for all classes of underlying assets, not to recognize ROU assets and lease liabilities for leases with a term of 12 months or less. Lease cost for short-term leases is recognized on a straight-line basis over the lease term. The Company has also elected to not separate lease and non-lease components for office equipment leases and, as a result, accounts for lease and non-lease components as one component.

The Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company estimates its incremental borrowing rate to discount the lease payments based on information available at lease commencement. The Company determines its incremental borrowing rate based on the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term, an amount equal to the lease payments in a similar economic environment.

Lease payments may be fixed or variable; however, only fixed payments are included in the Company’s lease liability calculation. Lease costs for the Company’s operating leases are recognized on a straight-line basis within operating expenses over the lease term. The Company’s lease agreements may contain non-lease components such as common area maintenance, operating expenses or other costs, which are expensed as incurred.

Marketing

Advertising expenses were $0.6 million and $6.4 million during the three and six months ended June 30, 2020, respectively, and $2.9 million and $4.1 million during the three and six months ended June 30, 2021, respectively.

Restructuring Charges

Costs and liabilities associated with restructuring are recorded in the period management commits to a restructuring or cost reduction plan, or executes specific actions contemplated by the plan and all criteria for liability recognition have been met. One-time employee termination costs are recognized at the time of communication to employees, unless future service is required, in which case the costs are recognized ratably over the future service period. Ongoing employee termination benefits are recognized as a liability when it is probable that a liability exists and the amount is reasonably estimable. Restructuring charges are recognized as an operating expense within the consolidated statements of operations and related liabilities are recorded within accrued compensation and related expenses on the consolidated balance sheets. The Company periodically evaluates and, if necessary, adjusts its estimates based on currently available information.

Deferred Transaction Costs

Deferred transaction costs consist of legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Merger. The Company classified $4.8 million of deferred transaction costs related to the Merger not closed as of June 30, 2021 within other noncurrent assets in the condensed consolidated balance sheets. There were no such costs as of December 31, 2020.

Recently Adopted Accounting Pronouncements

The Company is provided the option to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as private companies, including early adoption when permissible. With the exception of standards the Company elected to early adopt, when permissible, the Company has elected to adopt new or revised accounting guidance within the same time period as private companies, as indicated below.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), as amended, with guidance regarding the accounting for and disclosure of leases. The standard requires lessees to recognize a ROU asset and lease liability on its consolidated balance sheet for all leases with a term longer than twelve months. This update also requires lessees and lessors to disclose key information about their leasing transactions. The guidance is effective for the Company for the year beginning after December 15, 2021. Early adoption is permitted. The Company early adopted this standard on January 1, 2021 using the transition method that provides for a cumulative-effect adjustment to retained earnings upon adoption. There was no impact on the Company’s accumulated deficit as of January 1, 2021 as a result of the adoption of this standard. The condensed consolidated financial statements for the three and six months ended June 30, 2021 are presented under the new standard, while the comparative periods presented are not adjusted and continue to be reported in accordance with the Company’s historical accounting policy. The adoption of the new lease standard resulted in the recognition of operating lease ROU assets of $22.8 million and operating lease liabilities of $29.6 million as of January 1, 2021. In connection with the adoption of this standard, deferred rent, net of current portion of $2.2 million and lease incentives of $4.6 million, which were previously recorded in accrued expenses and other current liabilities and other noncurrent liabilities on the consolidated balance sheet as of December 31, 2020, were derecognized.

The new standard also provided practical expedients for an entity’s ongoing accounting as well as transition. The Company has elected the: (i) short-term lease recognition exemption for all leases that qualify, whereby the Company will not recognize ROU assets or lease liabilities for existing short-term leases of those assets in transition; (ii) practical expedient to not separate lease and non-lease components for office equipment leases; and (iii) transition package of three expedients, which eliminates the requirements to reassess prior conclusions about lease identification, lease classification, and initial direct costs.

In August 2018, the FASB issued ASU 2018-15, Intangible – Goodwill and Other-Internal-Use Software, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The guidance is effective for the Company for the year beginning after December 15, 2020. The Company adopted this standard on January 1, 2021 using the prospective transition method. The adoption of the new standard did not have a material impact on the Company’s condensed consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes. This ASU simplifies accounting for income taxes by removing the exception to the incremental approach for intraperiod tax allocation when there is a loss from continuing operations and income or gain for other items, the exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment, the exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary, and the exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. This ASU also includes other requirements related to franchise tax, goodwill as part of a business combination, consolidations, changes in tax laws, and affordable housing projects. The guidance is effective for the Company for the year beginning after December 15, 2021. Early adoption is permitted. The Company early adopted this standard on January 1, 2021. The adoption of the new standard did not have a material impact on the Company’s condensed consolidated financial statements.

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as amended, which amends guidance on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities from an incurred loss methodology to an expected loss methodology. For assets held at amortized cost basis, the guidance eliminates the probable initial recognition threshold and instead requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the assets to present the net amount expected to be collected. For available-for-sale debt securities, credit losses are recorded through an allowance for credit losses, rather than a write-down, limited to the amount by which fair value is below amortized cost. Additional disclosures about significant estimates and credit quality are also required. The guidance is effective for the Company for the year beginning after December 15, 2022. The Company is currently assessing the potential impact of adopting ASU 2016-13 on its condensed consolidated financial statements and does not expect the adoption to have a material impact on its condensed consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) - Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. This guidance addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. The guidance is effective for the Company for the year beginning after December 15, 2021. The Company is currently assessing the potential impact of adopting ASU 2020-01 on its condensed consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40), which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The guidance is effective for the Company for the year beginning after December 15, 2023. The Company is currently assessing the potential impact of adopting ASU 2020-06 on its condensed consolidated financial statements.

In May 2021, the FASB issued ASU No. 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. The ASU addresses the previous lack of specific guidance in the accounting standards codification related to modifications or exchanges of freestanding equity-classified written call options (such as warrants) by specifying the accounting for various modification scenarios. The guidance is effective for interim and annual periods beginning after December 15, 2021, with early adoption permitted. The Company will apply the amendments of this ASU prospectively to any modifications or exchanges of freestanding equity-classified warrants occurring on or after the effective date. The Company is currently assessing the potential impact of adopting ASU 2021-04 on its condensed consolidated financial statements.

2. Summary of Significant Accounting Policies

Principles of Consolidation and Basis of Presentation

The consolidated financial statements and accompanying notes include the accounts of the Company and its wholly owned subsidiaries, after elimination of all intercompany balances and transactions. The Company has prepared the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated balance sheet and the reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions, include, but are not limited to, the capitalization and estimated useful life of the Company’s internal-use software development costs and the assumptions used in the valuation of common and preferred stock. These estimates and assumptions are based on information available as of the date of the consolidated financial statements; therefore, actual results could differ from management’s estimates. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods. As future events and their effects cannot be determined with precision, actual results could materially differ from those estimates and assumptions.

Net Loss per Share Attributable to Common Stockholders

The Company calculates basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for participating securities. The Company’s redeemable convertible preferred stock contractually entitles the holders of such shares to participate in dividends but does not contractually require the holders of such shares to participate in the Company’s losses. As such, net losses for the periods presented were not allocated to these securities.

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is the same as basic net loss per share for each period presented since the effects of potentially dilutive securities are antidilutive given the Company’s net loss.

Segment Information

The Company has one operating segment and one reportable segment. As the Company’s chief operating decision maker, the Chief Executive Officer reviews financial information on a consolidated basis for purposes of allocating resources and evaluating financial performance. Substantially all long-lived assets are located in the United States and substantially all revenue is attributed to fees from pet parents and pet service providers based in the United States.

Foreign Currencies

The functional currency for the Company’s foreign subsidiaries is either the U.S. dollar or the local currency depending on the assessment of management. An entity’s functional currency is determined by the currency of the economic environment in which the majority of cash is generated and expended by the entity. The financial statements of all majority-owned subsidiaries and related entities with functional currencies other than the U.S. dollar have been translated into U.S. dollars. All assets and liabilities of the respective entities are translated at year-end exchange rates and all revenue and expenses are translated at average rates during the respective period. Translation adjustments are reported as other comprehensive income (loss) in the consolidated statements of comprehensive loss. Foreign currency transaction gains and losses are a result of the effect of exchange rate changes on transactions denominated in currencies other than the functional currency, including U.S. dollars. Gains and losses on those foreign currency transactions are included in determining net loss for the period of exchange and are recorded in other income (expense), net in the consolidated statements of operations. The net effect of foreign currency gains and losses was not material for any of the periods presented.

Certain Significant Risks and Uncertainties

The Company is subject to certain risks and challenges associated with other companies at a similar stage of development, including risks associated with: dependence on key personnel; marketing; adaptation to changing market dynamics and customer preferences; and competition including from larger companies that may have greater name recognition, longer operating histories, more and better established customer relationships and greater resources than the Company.

The Company’s ability to provide a reliable platform largely depends on the efficient and consistent operation of its computer information systems and those of its third-party service providers. Any significant interruptions could harm the Company’s business and reputation and result in a loss of business. Further, there has been evidence that the Company has been the subject of cyber-attacks, and it is possible that it will be subject to similar attacks in the future. These attacks may be primarily aimed at interrupting the Company’s business, exposing it to financial losses, or exploiting information security vulnerabilities. To management’s knowledge, no prior attacks or breaches have, individually, or in the aggregate, resulted in any material liability to the Company, any material damage to its reputation, or any material disruption to the Company’s business. See Note 18—Subsequent Events for management’s evaluation of events that occurred subsequent to December 31, 2020 and through the issuance of these consolidated financial statements.

Cash and Cash Equivalents

The Company considers all highly liquid investments with stated maturities of three months or less from the date of purchase to be cash equivalents. As of December 31, 2019, and 2020, cash equivalents primarily consisted of money market fund investments.

Accounts Receivable

Accounts receivable primarily include funds collected by payment processors on the Company’s behalf from pet parents and pet service providers, net of an allowance for doubtful accounts. Bad debt expense and the allowance for doubtful accounts were not material for any of the periods presented.

Short-term Investments

The Company classifies its investments in debt securities as available-for-sale. Investment securities are stated at fair value with any unrealized gains or losses included as a component of accumulated other comprehensive income (loss) in stockholders’ deficit. Realized gains and losses and declines in the value of securities judged to be other-than-temporary are included in other income (expense), net in the consolidated statements of operations.

The Company regularly reviews investments for other-than-temporary impairment using both qualitative and quantitative criteria. When assessing short-term investments for other-than-temporary declines in value, the Company considers factors such as, among other things, the extent and length of time the investment’s fair value has been lower than its cost basis, the financial condition and near-term prospects of the investee, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value, and the expected cash flows from the security. If any adjustment to fair value reflects a decline in the value of the investment that the Company considers to be “other than temporary,” the Company reduces the investment to fair value through a charge to the consolidated statements of operations and consolidated statements of comprehensive loss. No such adjustments were necessary during the periods presented.

The cost of investments for purposes of computing realized and unrealized gains and losses is based on the specific identification method. Dividend and interest income, and any amortization of premiums and accretion of discounts to maturity are included in interest income, net in the consolidated statement of operations. The Company considers all available-for-sale debt securities, including those with maturity dates beyond 12 months, as available to support current operational liquidity needs, and therefore, classifies all securities that are not classified as cash and cash equivalents as current assets in the consolidated balance sheets. The interest earned on short-term investments is recorded in interest income in the consolidated statements of operations.

Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist of cash, investments and accounts receivable. The Company maintains cash balances that may exceed the insured limits set by the Federal Deposit

Insurance Corporation. The Company reduces credit risk by placing cash balances with major financial institutions throughout the United States that management assesses to be of high-credit quality.

For the years ended December 31, 2018, 2019 and 2020, no individual pet service provider, pet parent, or affiliate represented 10% or more of the Company’s revenue. As of December 31, 2019 and 2020, accounts receivable was $2.5 million and $3.0 million, respectively, and was comprised primarily of amounts due from payment processors who collected payment from pet parents on behalf of the Company.

Comprehensive Loss

Certain gains and losses are recognized in comprehensive loss but excluded from net loss. Comprehensive loss includes net loss, unrealized gains and losses on available-for-sale debt securities and foreign currency translation adjustments.

Fair Value of Financial Instruments

Assets and liabilities recorded at fair value in the consolidated financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).

Hierarchical levels that are directly related to the amount of subjectivity associated with the inputs to the valuation of these assets or liabilities are as follows:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2—Inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3—Unobservable inputs for the asset or liability only used when there is little, if any, market activity for the asset or liability at the measurement date.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement. The Company’s assessment of the significance of a specific input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the specific asset or liability. The Company recognizes transfers between levels within the fair value hierarchy, if any, at the end of each period. There were no transfers between levels during the periods presented.

The carrying values of the Company’s cash equivalents, accounts receivable, accounts payable, and accrued expenses and other current liabilities approximate fair value based on the highly liquid, short-term nature of these instruments. The carrying amount of the Company’s outstanding debt approximates the fair value as the debt bears a floating rate that approximates the market interest rate.

Property and Equipment, net

Property and equipment are stated at cost and are depreciated or amortized using the straight-line method over the estimated useful lives of the assets. Depreciation provisions are based upon the following estimated useful lives:

Asset Category	Depreciation Period
Computers	3 years
Furniture and fixtures	5-7 years
Leasehold improvements	Shorter of estimated useful life of asset or remaining lease term

Upon retirement or sale, the cost of disposed assets, and the related accumulated depreciation, is removed from the accounts and any resulting gain or loss is reflected in other income (expense), net in the consolidated statements of operations.

Expenditures for maintenance and repairs are charged to expense as incurred, whereas additions and improvements that increase the value or extend the life of an asset are capitalized to property and equipment.

Leasehold improvements include enhancements made to the Company’s leased office spaces (primarily in Seattle, Washington).

Internal-Use Software

Costs incurred to develop the Company’s website and software for internal use are capitalized and amortized over its estimated useful life. Capitalization of costs to develop software begin when preliminary development efforts are successfully completed, management has authorized and committed project funding and it is probable that the project will be completed, and the software will be used as intended. The Company also capitalizes costs related to upgrades and enhancements when it is probable the expenditures will result in significant additional functionality or will extend the useful life of existing functionality. Costs related to the design or maintenance of website development and internal-use software are expensed as incurred. The Company periodically reviews website development and internal-use software costs to determine whether the projects will be completed, placed in service, removed from service or replaced by other internally developed or third-party software. If the asset is not expected to provide any future use, the asset is retired, and any unamortized cost is expensed.

Internal-use software is amortized on a straight-line basis over its estimated useful life, generally three years. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. Management has determined that there has been no impairment of previously capitalized costs during 2018, 2019 and 2020. The Company capitalized $6.2 million, $11.9 million and $7.0 million of software development costs during the years ended December 31, 2018, 2019 and 2020, respectively. Stock-based compensation costs included in capitalized internal-use software development costs were not material for the years ended December 31, 2018, 2019 and 2020. The Company recorded amortization expense for capitalized internal use software of $2.5 million, $5.2 million and $7.2 million for the years ended December 31, 2018, 2019 and 2020, respectively, which is included in cost of revenue (exclusive of depreciation and amortization shown separately) in the consolidated statements of operations.

Capitalized website development and internal-use software costs are included in property and equipment, net in the consolidated balance sheets.

Business Combinations

The results of businesses acquired in a business combination are included in the Company’s consolidated financial statements from the date of acquisition. The Company allocates the purchase price of a business combination, which is the sum of the consideration provided and may consist of cash, equity or a combination of the two, to the identifiable assets acquired and liabilities assumed of the acquired business at their acquisition date fair values. The excess of the purchase price over the amount allocated to the identifiable assets and liabilities, if any, is recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires management to use judgment and estimates, including the selection of valuation methodologies, cost of capital estimates of future revenue and cash flows, discount rates, and selection of comparable companies, among others. The Company’s estimates of fair value are based on assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, not to exceed one year from the date of acquisition, the Company may record adjustments to the assets acquired and liabilities assumed, with a corresponding offset to goodwill.

When the Company issues stock-based or cash awards to an acquired company’s stockholders, the Company evaluates whether the awards are contingent consideration or compensation for post-combination services. The evaluation includes, among other things, whether the vesting of the awards is contingent on the continued employment of the acquired company’s stockholder beyond the acquisition date. If continued employment is required for vesting, the awards are treated as compensation for post-combination services and recognized as expense over the requisite service period.

Acquisition-related transaction costs are expensed in the period in which the costs are incurred and included in general and administrative expense in the Company consolidated statements of operations.

Goodwill

Goodwill represents the excess of the aggregate fair value of the consideration transferred in a business combination over the fair value of the assets acquired, net of liabilities assumed. Goodwill is not amortized, but is subject to an annual impairment test. Management has determined that the Company has a single reporting unit and performs its annual goodwill impairment test as of October 31, or more frequently if events or changes in circumstances indicate that the goodwill may be impaired.

Events or changes in circumstances which could trigger an impairment review include significant changes in the manner of the Company’s use of the acquired assets or the strategy for the Company’s overall business, significant negative industry or economic trends, significant underperformance relative to historical or projected future results of operations, a significant adverse change in the business climate, cost factors that have a negative effect on earnings and cash flows, an adverse action or assessment by a regulator, estimated per share fair value of common stock, unanticipated competition or a loss of key personnel.

The Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, the Company determines it is not more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, then additional impairment testing is not required. However, if the Company concludes otherwise, then it is required to perform a quantitative assessment for impairment.

The quantitative assessment involves comparing the estimated fair value of the reporting unit with its respective book value, including goodwill. If the estimated fair value exceeds book value, goodwill is considered not to be impaired and no additional steps are necessary. If, however, the book value of the reporting unit exceeds the fair value, an impairment loss is recognized in an amount equal to the excess, not to exceed the total amount of goodwill allocated to that reporting unit.

The Company completed a qualitative analysis as of October 31, 2018 and 2019. The Company experienced significant disruption to its business in 2020 as a result of the rapid development of COVID-19 and the corresponding reduction in the demand for its marketplace services. The Company completed qualitative analyses as of March 31, 2020, June 30, 2020, September 30, 2020, and October 31, 2020. No impairment of goodwill was recognized during any of the periods presented.

Intangible Assets

Intangible assets are amortized over the estimated useful life of the assets. Amortization of intangible assets associated with or used in the services provided by the Company from which it generates revenue are classified within cost of revenue (exclusive of depreciation and amortization shown separately) in the Company’s statements of operations. Amortization of intangible assets not associated with or used in the services provided by the Company from which it generates revenue are classified within depreciation and amortization expense within the Company’s statements of operations. For the periods presented, amortization of the Company’s capitalized internal-use software costs related to its online platform has been included within costs of revenues. For the periods presented, amortization expense related to other intangible assets have been classified within depreciation and amortization within the Company’s statement of operations.

The Company reviews intangible assets for impairment under the long-lived asset model described below. No impairment of intangible assets was recorded during any of the periods presented.

The Company identified certain intangible assets, consisting of technology and tradenames, as defensive assets. These are assets that the Company acquired but does not intend to actively use. Rather, the Company intends to hold the assets to prevent others from obtaining access to the assets.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be fully recoverable. When such events occur, management determines whether there has been impairment by comparing the anticipated undiscounted future net cash flows to the carrying value of the asset or asset group. If impairment exists, the assets are written down to its estimated fair value. There was no impairment of long-lived assets for any of the periods presented.

Revenue Recognition (Topic 606)

The Company operates an online marketplace that provides a platform for pet parents and pet service providers to communicate and arrange for pet services. The Company derives its revenue principally from pet parents’ and pet service providers’ use of the Company’s platform and related services that enable pet service providers to offer, book and fulfill pet services. Additionally, the Company earns revenue from fees paid by pet service providers for background checks in order to use the Company’s platform.

The Company enters into terms of service with pet service providers and pet parents who wish to use the Company’s platform. The terms of service define the pet service providers’ rights and responsibilities when using the Company’s platform as well as general payment terms. The Company charges a fixed percentage service fee for each arrangement of pet services between the pet parent and the pet service provider on the Company’s platform (a booking). The fixed percentage service fees are established at the time a pet parent or pet provider joined the platform and do not vary based on the volume of transactions. A booking defines the explicit fee from which the Company earns its fixed percentage service fee. The creation of a booking combined with the terms of service establish enforceable rights and obligations for the transaction. A contract exists between the pet service provider and the Company upon the creation of a booking and after the pet service providers’ cancellation period has lapsed. Pet parents are considered the Company’s customers to the extent that they pay a fixed percentage fee to the Company for the booking. Similarly, a contract exists between the pet parent and the Company upon the creation of a booking and after the pet service providers’ cancellation period has lapsed. Pet parents pay for services at the time of booking.

The Company considers the facilitation of the connection between pet service provider and pet parent to be the promise in the contracts. This is consistent with the terms of service, as well as the substance of what a pet service provider or pet parent is expecting from the use of the Company’s platform. While customers have access to the use of the platform, customer support, and other activities, these activities are not considered distinct from each other in the context of the overall arrangement, which is the facilitation of a connection between a pet service provider and a pet parent. As such, the Company has determined that its sole performance obligation is to facilitate a connection between pet service providers and pet parents through its platform. The Company’s performance obligation is satisfied at a point-in-time when the connection has been completed, which is when the pet service provider and pet parent have completed a booking, any related cancellation period has lapsed, and the related underlying pet services have begun. The Company derives revenue from pet service providers and pet parents primarily in the United States, as well as Canada and Europe. Revenue related to background checks is recorded upon completion of the related background check. From time to time, the Company issues credits or refunds to its pet parents or pet service providers as a result of customer satisfaction matters. Such amounts have historically been immaterial.

Judgment is required in determining whether the Company is the principal or agent in transactions with pet service providers and pet parents. The Company evaluates the presentation of revenue on a gross or net basis based on whether it controls the service provided to the pet parent and is therefore the principal, or the Company arranges for other parties to provide the service to the pet parent and is therefore the agent. The Company has concluded it is the agent in transactions with pet service providers and pet parents because, among other factors, it is not responsible for the delivery of pet services provided by the pet service provider to the pet parent. Accordingly, the Company recognizes revenue on a net basis, representing the fee the Company expects to receive in exchange for providing the access to the Company’s platform to pet service providers and pet parents.

The Company has no significant financing components in its contracts with customers. The Company recognizes revenue net of any sales tax paid related to its revenue transactions.

Revenue Recognition (Prior to adoption of Topic 606)

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) services provided by the Company have been rendered, (iii) the amount of fees to be paid by the Company’s customer is fixed or determinable, and (iv) the collection of fees is reasonably assured. Revenue related to marketplace services is recognized as the Company’s services are provided when the pet service provider and pet parent have completed a booking, any related cancellation period has lapsed, and the related underlying pet service have begun. Revenue related to background checks is recorded upon completion of the related background check. The Company evaluates whether it is appropriate to recognize revenue on a gross or net basis based upon its evaluation of whether it is the primary obligor in a transaction, has inventory risk and has latitude in establishing pricing and selecting suppliers, among other factors.

The Company primarily derives revenue from two sources: 1) percentage-based fees charged to pet service providers for services that were arranged on the marketplace, and 2) percentage-based fees charged to pet parents for services arranged on the marketplace. Revenue related to these fees is recognized ratably over the period pet services are provided, which matches the Company’s obligation to provide support to both pet parents and pet service providers over the service period.

Pet Parent Discounts

The Company offers discounts to pet parents to encourage use of the Company’s platform. Discounts are primarily in the form of coupon codes for prospective pet parents and are accounted for as reductions to revenue.

Deferred Revenue

Deferred revenue represents payment received from pet parents in advance of the related performance obligation being satisfied and revenue being recognized and could be subject to return to pet parents upon the cancellation of the booking prior to fulfilment of the Company’s performance obligation based on the applicable terms of service.

Pet Parent Deposits and Pet Service Provider Liabilities

The Company records payments received from pet parents, excluding the revenue portion due to the Company, in advance of the related services being provided as pet parent deposits. As the related performance obligations are satisfied, these amounts are reclassified from pet parent deposits to pet service provider liabilities in the consolidated balance sheets. The Company is subject to compliance with escheat laws applicable by jurisdiction where pet service providers do not claim the amounts owed to them for services rendered.

Cost of Revenue (Exclusive of Depreciation and Amortization Shown Separately)

Cost of revenue (exclusive of depreciation and amortization shown separately) includes fees paid to payment processors for credit card and other funding transactions, server hosting costs, internal-use software amortization, third-party costs for background checks for pet care providers, claim costs paid out under the Rover Guarantee (“Rover Guarantee”) and other direct and indirect costs arising as a result of bookings that take place on our platform.

Operations and Support

Operations and support expenses include payroll, employee benefits, stock-based compensation and other personnel-related costs associated with the Company’s operations and support team, and third-party costs related to outsourced support providers. This team assists with onboarding new pet care providers, quality reviews of pet care provider profiles, fraud monitoring and prevention across our marketplace, and community support provided via phone, email, and chat to our pet parents and pet care providers. This support includes assistance and responding to pet parents’ inquiries regarding the general use of our platform or how to make or modify a booking through our platform. The Company allocates a portion of overhead costs which includes lease expense, utilities and information technology expense to operations and support expense based on headcount.

Marketing

Marketing expenses include payroll, employee benefits, stock-based compensation expenses and other personnel-related costs associated with the Company’s marketing team. These expenses also include digital marketing, brand marketing, public relations, broadcast television, marketing partnerships and other promotions. Digital marketing primarily consists of targeted promotional campaigns through electronic channels, such as social media, search engine marketing, affiliate programs and display advertising, all of which are primarily focused on pet parent acquisition and brand marketing. Except for content creation, advertising expenses are expensed as incurred, and are included in marketing expenses on the consolidated statements of operations. The Company allocates a portion of overhead costs which includes lease expense, utilities and information technology expense to marketing expense based on headcount. Advertising expenses were $47.6 million, $37.9 million and $8.1 million during the years ended December 31, 2018, 2019 and 2020, respectively.

Product Development

Product development expenses include payroll, employee benefits, stock-based compensation expense and other headcount-related costs for employees in engineering, design and product management, as well as maintenance and support costs for technology infrastructure, primarily related to non-revenue generating systems. Product development costs, except qualifying costs related to the development of internal-use software, are expensed as incurred. The Company allocates a portion of overhead costs which includes lease expense, utilities and information technology costs to product development expense based on headcount.

General and Administrative

General and administrative expenses include payroll, employee benefits, stock-based compensation expense and other personnel-related costs for employees in corporate functions, such as management, accounting, and legal as well as insurance and other expenses used to run the business. The Company allocates a portion of overhead costs which includes lease expense, utilities and information technology costs to general and administrative expense based on headcount.

Depreciation and Amortization

Depreciation and amortization expenses include depreciation of our property and equipment, leasehold improvements and amortization of intangible assets. Amortization related to internal-use software is included in cost of revenue (exclusive of depreciation and amortization shown separately).

Restructuring Charges

Costs and liabilities associated with restructuring are recorded in the period management commits to a restructuring or cost reduction plan, or executes specific actions contemplated by the plan and all criteria for liability recognition have been met. One-time employee termination costs are recognized at the time of communication to employees, unless future service is required, in which case the costs are recognized ratably over the future service period. Ongoing employee termination benefits are recognized as a liability when it is probable that a liability exists and the amount is reasonably estimable. Restructuring charges are recognized as an operating expense within the consolidated statements of operations and related liabilities are recorded within accrued compensation and related expenses on the consolidated balance sheets. The Company periodically evaluates and, if necessary, adjusts its estimates based on currently available information.

Interest Expense

Interest expense consists primarily of interest expense incurred under debt borrowings.

Loss Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fine, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably be estimated. Legal costs for loss contingencies are expensed as incurred.

Rent Expense and Leasehold Improvements

Rent expense for leases that provide for scheduled rent increases or free rent periods during the lease term are recognized on a straight-line basis over the term of the related leases. Certain leasehold improvements are funded by landlord incentives or allowances. Such incentives or allowances under operating leases are recorded as a component of other noncurrent liabilities and are amortized as a reduction of rent expense over the term of the related lease. The current portion of deferred rent is presented in accrued expenses and other current liabilities in the consolidated balance sheets. Rent expense and amortization of leasehold improvements are allocated to the different costs and expenses presented in the consolidated statements of operations.

Stock-Based Compensation

The Company grants stock option awards to certain employees and non-employee directors. The Company accounts for stock-based compensation expense by calculating the estimated fair value of each award at the grant date or modification date by applying the Black-Scholes option pricing model. The model utilizes the estimated per share fair value of the Company’s underlying common stock at the measurement date, the expected or contractual term of the option, the expected stock price volatility, risk-free interest rates, and the expected dividend yield of the common stock. Stock-based compensation expense is recognized on a straight-line basis over the period the employee or non-employee director is required to provide service in exchange for the award, which is generally the vesting period. The Company classifies stock-based compensation expense in its consolidated statement of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

The Company bases its estimate of expected volatility on the historical volatility of comparable companies from a representative peer group selected based on industry, financial, and market capitalization data. The Company recognizes forfeitures as they occur.

Determining the grant date fair value of options using the Black-Scholes option pricing model requires management to make assumptions and judgments. These estimates involve inherent uncertainties and, if different assumptions had been used, stock-based compensation expense could have been materially different from the amounts recorded.

Income Taxes

Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement carrying amount and tax basis of assets and liabilities and are measured using enacted tax rates in effect for the year in which the difference is expected to reverse. The effect of a change in tax rates or tax law on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. A valuation allowance is provided on deferred tax assets if, based upon the available evidence, it is determined to be more-likely-than-not that some portion or all of the deferred tax assets will not be realized. Management regularly reviews the deferred tax assets for recoverability based on historical taxable income, projected taxable income, the expected timing of the reversals of existing temporary differences and tax planning strategies.

The Company accounts for uncertain tax positions based on a two-step process of evaluating recognition and measurement criteria. The first step assesses whether the tax position is more-likely-than-not to be sustained upon examination by the taxing authority, including resolution of any appeals or litigation, on the basis of the technical merits of the position. If the tax position meets the more-likely-than-not criteria, the portion of the tax benefit that has a greater than 50% likelihood of being realized upon settlement with the relevant tax authority is recognized in the consolidated financial statements. The Company’s policy is to recognize interest and penalties related to unrecognized tax benefits as income tax expense. No interest or penalties were recognized for any of the periods presented.

Recently Adopted Accounting Pronouncements

The Company is provided the option to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as private companies, including early adoption when permissible. With the exception of standards the Company elected to early adopt, when permissible, the Company has elected to adopt new or revised accounting guidance within the same time period as private companies, as indicated below.

In May 2014, the Financial Accounting Standards Board ("FASB"), issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). ASU 2014-09 amends the guidance for revenue recognition to replace numerous industry-specific requirements and converges areas under the Revenue from Contracts with Customers topic with those of the International Financial Reporting Standards. The guidance implements a five-step process for customer contract revenue recognition that focuses on transfer of control, as opposed to transfer of risk and rewards. The amendment also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers. Other major provisions include the capitalization and amortization of certain contract costs, ensuring the time value of money is considered in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. Entities were given the option of transitioning to the standard either retrospectively or as a cumulative-effect adjustment as of the date of adoption (“modified retrospective”). The guidance is effective for the Company for the year beginning after December 15, 2018, with early adoption permitted. Since its issuance, the FASB has amended several aspects of the new guidance including provisions that clarify the implementation guidance on principal versus agent considerations in the new revenue recognition standard. The amendments clarify how an entity should identify the unit of accounting (i.e., the specified good or service) for the principal versus agent evaluation and how it should apply the control principle to certain types of arrangements. The Company adopted the new standard on a modified retrospective basis as of January 1, 2019 and there was a net impact of $0.6 million to the Company’s accumulated deficit on the date of adoption.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall (Subtopic 825-10). ASU 2016-01 requires equity investments (except those accounted for under the equity method, those that result in consolidation of the investee and certain other investments) to be measured at fair value with any changes in fair value recognized in net income (loss). For equity investments that do not have readily determinable fair values and do not qualify for the existing practical expedient in ASC 820, Fair Value Measurements, to estimate fair value using the net asset value per share of the investment, the Company may choose to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The guidance in ASU 2016-01 is effective for the Company for the year beginning after December 15, 2018. The Company adopted this standard on January 1, 2019. The adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, under which entities are permitted to make an accounting policy election to either estimate forfeitures on share-based payment awards, as previously required, or to recognize forfeitures as they occur. The guidance in ASU 2016-09 is effective for the Company for the year beginning after December 15, 2017. The Company adopted this standard on January 1, 2018 and made an accounting policy election to account for forfeitures as they occur. The adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which was intended to reduce diversity in practice in how certain cash receipts and payments are presented and classified in the statement of cash flows. The standard provides guidance in a number of situations including, among others, settlement of zero-coupon bonds, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, and distributions received from equity method investees. The ASU also provides guidance for classifying cash receipts and payments that have aspects of more than one class of cash flows. The guidance in ASU 2016-15 is effective for the Company for the year beginning after December 15, 2018. The Company adopted this standard on a retrospective basis on January 1, 2019. The adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other than Inventory, to improve the accounting for income tax consequences of intra-entity transfers of assets other than inventory and to eliminate diversity of practice and a source of complexity in financial reporting. The guidance in ASU 2016-16 is effective for the Company for the year beginning after December 15, 2018. The Company adopted ASU 2016-16 on a modified retrospective basis on January 1, 2019. There was no impact of this standard at the date of adoption. The application of this standard resulted in the recognition of $0.4 million in income tax expense in the consolidated statement of operations for intra-entity transfers occurring during the year ended December 31, 2019.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. This ASU provides guidance to evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. If substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single asset or a group of similar assets, the assets acquired (or disposed of) are not considered a business. The guidance in ASU 2017-01 is effective for the Company for the year beginning after December 15, 2018, with early adoption permitted. The Company early adopted this standard on January 1, 2018. There was no impact of this standard at the date of adoption. The Company applied the new standard to its acquisition of DogBuddy in 2018 and accounted for the transaction as a business acquisition (see Note 3—Business Combinations).

In May 2017, the FASB issued ASU 2017-09, Compensation – Stock Compensation (Topic 718)—Scope of Modification Accounting, which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. The amendments in this update will be applied prospectively to an award modified on or after the adoption date. The guidance in ASU 2017-09 is effective for the Company for the year beginning after December 15, 2017. The Company adopted this standard on January 1, 2018. The adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, Compensation-Stock Compensation (Topic 718), Improvements to Nonemployee Share-based Payments. ASU 2018-07 expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The guidance in ASU 2018-07 is effective for the Company for the year beginning after December 15, 2019. Early adoption is permitted, but no earlier than a company’s adoption date of Topic 606. The Company early adopted this standard on January 1, 2019. The adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 removes the disclosure requirement for the amount and reasons for transfers between Level 1 and Level 2 fair value measurements as well as the process for Level 3 fair value measurements. In addition, the ASU adds the disclosure requirements for changes in unrealized gains and losses included in other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of the reporting period as well as the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The guidance is effective for the Company for the year beginning after December 15, 2019. The Company adopted this standard on January 1, 2020. The adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), as amended, with guidance regarding the accounting for and disclosure of leases. The standard requires lessees to recognize a right-of-use asset and lease liability on its consolidated balances sheet for all leases with a term longer than twelve months. This update also requires lessees and lessors to disclose key information about their leasing transactions. The guidance is effective for the Company for the year beginning after December 15, 2021. Early adoption is permitted. The Company early adopted ASU 2016-02 effective January 1, 2021 which resulted in the recognition of material right-of-use assets and lease liabilities.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as amended, which amends guidance on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities from an incurred loss methodology to an expected loss methodology. For assets held at amortized cost basis, the guidance eliminates the probable initial recognition threshold and instead requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the assets to present the net amount expected to be collected. For available-for-sale debt securities, credit losses are recorded through an allowance for credit losses, rather than a write-down, limited to the amount by which fair value is below amortized cost. Additional disclosures about significant estimates and credit quality are also required. The guidance is effective for the Company for the year beginning after December 15, 2022. The Company is currently assessing the potential impact of adopting ASU 2016-13 on its consolidated financial statements and does not expect the adoption to have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangible – Goodwill and Other-Internal-Use Software, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The guidance is effective for the Company for the year beginning after December 15, 2020. Early adoption is permitted. The Company is currently assessing the potential impact of adopting ASU 2018-15 on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU removes certain exceptions to the general principles of Topic 740 and provides clarification and simplification of existing guidance. The guidance is effective for the Company for the year beginning after December 15, 2021. Early adoption is permitted. The Company is currently assessing the potential impact of adopting ASU 2019-12 on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) - Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. This guidance addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. The guidance is effective for the Company for the year beginning after December 15, 2021. The Company is currently assessing the potential impact of adopting ASU 2020-01 on its consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). The objective of this update is to simplify the accounting for convertible preferred stock by removing the existing guidance in ASC 470-20, “Debt: Debt with Conversion and Other Options,”, that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock. The guidance in ASC 470-20 applies to convertible instruments for which the embedded conversion features are not required to be bifurcated from the host contract and accounted for as derivatives. In addition, the amendments revise the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification. These amendments are expected to result in more freestanding financial instruments qualifying for equity classification (and, therefore, not accounted for as derivatives), as well as fewer embedded features requiring separate accounting from the host contract. This amendment also further revises the guidance in ASU 260, “Earnings per Share,” to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method. In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. The guidance is effective for the Company for the year beginning after December 15, 2023. The Company is currently assessing the potential impact of adopting ASU 2020-06 on its consolidated financial statements.